Financial Assets At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial assets at fair value through profit or loss
17	Financial assets at fair value through profit or loss
The Group

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unlisted securities
Bank wealth management products	4,589,101	7,563,450
Mutual funds	2,486,541	7,125,498
Asset management plans (a)	8,307,773	5,009,713
Trust plans (a)	3,052,089	3,890,549
Structured deposits	6,640,977	2,406,785
Private fund and other equity investments (a)	2,765,016	2,044,051
Other debt investments	108,991	1,002,966
Corporate bonds (a)	3,064,872	46,435
Factoring products	—	—
Listed securities
Stock	7,851	—

	31,023,211	29,089,447

(a)
As of December 31, 2021 and 2022, the principal amount of financial assets at fair value through profit or loss amounting to

RMB3,325 million and RMB3,742 million were past due. A fair value loss of RMB1,172 million and RMB100 million was recognized for the years ended December 31, 2021 and 2022 for these overdue financial assets based on the discounted future cash flow estimtated at the balance sheet date.

The Company

	As of December 31,
	2021	2022

	RMB’000	RMB’000
Private fund investment	383,888	767,636